Changes to Termination Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amount Accrued
Beginning balance	$ 3,335	$ 1,105
Accruals	473	2,230
Plan termination	(3,808)	0
Ending balance	$ 0	$ 3,335